Unit Activity (Details) - shares	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Unit Activity [Line Items]
Units issued	60,829	30,018	273,997	217,760
Units redeemed	(435,769)	(1,660,518)	(1,012,820)	(1,170,725)
VIP & PDISCO+
Unit Activity [Line Items]
Units issued	50	10	847	13,604
Units redeemed	(19,775)	(50,050)	(43,734)	(69,683)
CVAL, PVAL & PVAL $100,000+ face value
Unit Activity [Line Items]
Units issued	60,779	30,008	273,150	204,156
Units redeemed	(415,994)	(1,610,468)	(969,086)	(1,101,042)